Composition of Foreign Pension Plan Assets (Detail) (Pension Benefits, Foreign, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 33.5	$ 30.2	$ 29.3
Equity Securities And Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5.9	5.1
Fixed Income Securities And Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10.4	8.9
Cash And Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17.2	16.2
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17.3	14.9
Level 1 | Equity Securities And Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5.9	5.1
Level 1 | Fixed Income Securities And Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10.4	8.9
Level 1 | Cash And Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1.0	0.9
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16.2	15.3	15.3
Level 3 | Cash And Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 16.2	$ 15.3